Provisions - Summary Of Detailed Information About Provisions (Detail) - Claims From Vendors [Member]	12 Months Ended
Dec. 31, 2022 HKD ($)
Disclosure Of Detailed Information About Provisions [Line Items]
Beginning	$ 0
Additions from acquisition of subsidiaries (Note 34)	32,131,266
Settled during the year	(739,547)
Exchange alignment	414,124
Ending	$ 31,805,843